CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidated And Separate Financial Statements [Abstract]
Disclosure of separate financial statements [text block]
NOTE 14.  CONSOLIDATED FINANCIAL STATEMENTS

On September 1, 2019, the corporation Prime-Line, Inc. was acquired through the subsidiary Arauco North America, Inc. The price paid was ThU.S.$12,626. This transaction generated a goodwill for ThU.S.$ 732.

On January 31, 2019, Arauco’s subsidiaries Inversiones Arauco Internacional Limitada and Araucomex, S.A. de C.V., closed the purchase of all of the shares of Masisa’s Mexican subsidiaries, namely Maderas y Sintéticos de México, S.A. de C.V. (currently Arauco Industria de Mexico, S.A. de C.V.), Maderas y Sintéticos Servicios, S.A. de C.V. (currently Araucomex Servicios, S.A. de C.V.), Masisa Manufactura, S.A. de C.V. (currently Arauco Serviquimex, S.A. de C.V.), Placacentro Masisa México, S.A. de C.V. (currently Tablered Araucomex, S.A. de C.V.) y Masnova Química, S.A. de C.V. (currently Arauco Química S.A. de C.V.).

The final price of the transaction was ThU.S.$168,680 and was paid in this period.

The main assets acquired, consist of two industrial complexes located in Durango and Zitácuaro, that jointly have three Particleboard (PB) lines with an annual installed capacity of 339,000 m3; a MDF line of with an annual installed capacity of 220,000 m3; melamine (or TFL) lines with an annual total installed capacity of 309,000 m3 ; a chemical plant with an installed capacity of 60,000 tons of resins and 60,600 tons of formaldehyde; and impregnation lines with an aggregate annual installed capacity of 28.9 million of m2.

Arauco carried out the initial recognition of the acquisition of these companies based on the information available as of that date, performing a preliminary determination about the allocation of the fair values during the acquisition of the same. The amounts of acquired assets and liabilities are deemed to be provisional amounts and could be adjusted during the measurement period of this acquisition, in order to reflect new information obtained based on facts and circumstances that existed as of the acquisition date and which, if known, would have affected the measurement of the amounts recognized as of that date. The measurement period will not exceed the term of one year as from the acquisition date.

During the year 2019, after finalizing the determination of fair values for the acquisition of these companies in Mexico, Arauco recognized a profit of ThU.S.$ 21,674 in Other Gains (Losses) in the Consolidated Statements of Profit or Loss.

The table below shows the fair values of assets and liabilities at the date of the transaction:

01-31-2019
Masisa Mexico Group	ThU.S.$
Cash and cash equivalent	9,164
Other current non-financial	321
Trade and other current receivables ( * )	23,163
Accounts receivable from related companies	27,702
Inventories	30,477
Current tax assets	8,769
Investments accounted for using equity method	278
Property, plant and equipment	155,722
Deferred tax assets	3,701
Non-Current Assets or disposal groups classified as held for sale	49
Total assets	259,346
Trade and other current payables	2,024
Accounts payable to related companies	27,100
Other current provisions	17,832
Current tax liabilities	3,243
Deferred tax liabilities	14,368
Non-current provisions for employee benefits	4,426
Total liabilities	68,993
Total equity	190,353

(*) Trade receivables and other current receivables has an insignificant risk of bad debt. A
t
 the
acquisition
date, the bad debt provision was near to 1%, which is in accordance with the Arauco policy.

The following table shows revenue and net profit recognized
from
the acquisition
date
through December 31, 2019
:

02-01-2019 to 12-31-2019
Masisa Mexico Group	ThU.S.$
Revenue	138,803
Net loss	995

If the acquisition had occurred on January 1, 2019, consolidated pro-forma revenue and profit for the year ended December 31, 2019 would have been:

CELULOSA ARAUCO Y CONSTITUCIÓN S.A. AND SUBSIDIARIES	January-December 2019 (Pro-forma) ThU.S.$
Revenue	5,353,354
Net profit	58,472

During the year 2018, after finalizing the determination of fair values for the acquisition of Arauco Industria de Paineis Ltda. in December 2017, Arauco recognized a profit of ThU.S.$ 14,213 in Other Gains (Losses) in the Consolidated Statements of Profit or Loss
.

On December 31, 2018,
Arauco Wood Products Inc and Arauco Panels USA, LLC merged into Arauco North America, Inc (ex Flakeboard America Limited).
This transaction had no effect on Arauco’s profit or loss.

On May 7, 2018, the company Maderas Arauco Costa Rica S.A. was created through the subsidiary Inversiones Arauco Internacional Ltda., with a capital of 10,000 colones (equivalent to U.S.$ 18).
On December 24, 2018 Inversiones Arauco Internacional Ltda. made a capital contribution of ThU.S.$ 300 to the company Maderas Arauco Costa Rica S.A.

On August 3, 2018, the company Arauco Wood (China) Company Limited was created through the subsidiary Inversiones Arauco Internacional Ltda. with a capital of ThU.S.$ 500, out of which ThU.S.$1
5
0 have been paid to date.

The details of the subsidiaries included in the consolidation of Arauco are disclosed in Note 13.